Details of Significant Accounts - Summary of Analysis of Timing of Future Pension Payment (Details) - 12 months ended Dec. 31, 2020 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Future pension payment	$ 5,244	$ 187
Within 1 Year
Disclosure Of Defined Benefit Plans [Line Items]
Future pension payment	274	10
1-2 year(s)
Disclosure Of Defined Benefit Plans [Line Items]
Future pension payment	110	4
2-5 years
Disclosure Of Defined Benefit Plans [Line Items]
Future pension payment	462	16
6-10 years
Disclosure Of Defined Benefit Plans [Line Items]
Future pension payment	$ 4,398	$ 157